CONSOLIDATED STATEMENT OF INCOME (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 16, 2021
Earnings (loss) per share attributable to Technip Energies
Weighted average number of shares (basic) (in shares)	178,573,624	179,813,880	179,813,880
Weighted average number of shares (diluted) (in shares)	180,328,838	179,813,880	179,813,880
Percentage of shares distributed to shareholders				50.10%